Note 18 - Derivatives - Derivatives Not Designated as Hedging Instruments and Ineffectiveness of Hedging Instruments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Non hedging interest rate swaps	$ 41	$ (897)
Forward contracts	(294)	501
Total	$ (253)	$ (396)